UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common units issued	30,197,087	30,197,087
Common units outstanding	30,197,087	30,197,087
General Partners, units issued	622,555	622,555
General Partners, units outstanding	622,555	622,555